Portfolio of Investments
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.8%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,157,620
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,213,180
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	361,989
Trinity College
Series 2020R
06/01/2032	5.000%	265,000	349,082
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	599,915
07/01/2034	5.000%	500,000	597,165
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2035	5.000%	475,000	610,038
07/01/2036	5.000%	150,000	191,961
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	95,000	97,045
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,445,848
Total			8,623,843
Hospital 12.0%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019A
07/01/2033	5.000%	400,000	510,000
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,068,330
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,671,779
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex Hospital
Series 2011N
07/01/2021	5.000%	1,000,000	1,017,780
Series 2020A
07/01/2036	4.000%	1,045,000	1,233,351
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,439,400
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,836,275
Total			11,776,915
Investor Owned 5.2%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,105,600
Joint Power Authority 1.1%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,042,950
Local General Obligation 19.3%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,521,868
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,256,610
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,241,560
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	529,578
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,423,740
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	888,930
Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B AGM
02/01/2030	5.000%	450,000	591,129
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	872,527
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	593,330
08/01/2032	5.000%	500,000	591,140
Series 2020A
02/01/2030	5.000%	500,000	668,840
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	626,105
Series 2019A
07/15/2033	5.000%	2,499,999	3,210,575
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	529,844
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,266,540
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,327,537
07/15/2025	4.750%	1,150,000	1,376,297
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	410,981
Total			18,927,131
Pool / Bond Bank 2.6%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bonds
Series 2017A
05/01/2034	5.000%	1,500,000	1,868,115
Series 2019A
02/01/2035	4.000%	565,000	688,769
Total			2,556,884
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 7.4%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Choate Rosemary Hall Issue
Series 2020
07/01/2037	4.000%	300,000	371,130
07/01/2038	4.000%	310,000	383,002
Taft School Issue
Series 2018-K
07/01/2035	4.000%	1,115,000	1,311,898
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,137,330
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,101,728
Total			7,305,088
Refunded / Escrowed 8.4%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2024	5.250%	1,325,000	1,336,262
City of New Britain
Prerefunded 09/01/28 Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	965,218
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,887
Greater New Haven Water Pollution Control Authority
Prerefunded 08/15/24 Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,169,820
Puerto Rico Highway & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	957,990
South Central Connecticut Regional Water Authority
Prerefunded 08/01/22 Revenue Bonds
27th Series 2012
08/01/2029	5.000%	2,945,000	3,160,368
Town of Stratford
Prerefunded 12/15/22 Unlimited General Obligation Bonds
Series 2014
12/15/2032	5.000%	600,000	654,186
Total			8,255,731

2	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 3.0%
Connecticut State Health & Educational Facilities Authority(b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,050,050
McLean Issue
Series 2020A
01/01/2030	5.000%	425,000	476,884
McLean Issue - TEMPS-50
Series 2020B-2
01/01/2026	2.750%	500,000	505,825
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
Series 2018
12/01/2031	5.000%	750,000	901,312
Total			2,934,071
Single Family 8.5%
Connecticut Housing Finance Authority(c)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	1,000,000	1,082,940
Series 2020A-2
11/15/2030	2.150%	1,000,000	1,034,330
05/15/2031	2.200%	1,000,000	1,042,000
Series 2020C
05/15/2027	5.000%	790,000	970,973
11/15/2028	5.000%	575,000	719,336
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	1,091,600
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	1,089,780
Subordinated Series 2018C-1
11/15/2038	3.625%	1,240,000	1,373,573
Total			8,404,532
Special Non Property Tax 5.6%
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2037	5.000%	1,000,000	1,306,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,272,580
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,911,300
Total			5,490,240
State Appropriated 3.1%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,751,730
Series 2020A
02/15/2037	5.000%	1,000,000	1,303,520
Total			3,055,250
State General Obligation 5.3%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,278,890
Series 2018-E
09/15/2033	5.000%	1,000,000	1,280,220
Series 2019A
04/15/2036	5.000%	1,000,000	1,284,080
Series 2020A
01/15/2030	5.000%	1,000,000	1,347,700
Total			5,190,890
Water & Sewer 6.8%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2016A
11/15/2029	4.000%	500,000	578,850
11/15/2030	4.000%	400,000	460,876
11/15/2031	4.000%	100,000	114,534
11/15/2032	4.000%	440,000	500,989
Metropolitan District (The)
Revenue Bonds
Clean Water Project
Series 2020A
10/01/2029	5.000%	1,000,000	1,345,050
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,474,243
08/01/2023	5.250%	500,000	563,410
29th Series 2014
08/01/2025	5.000%	500,000	557,370

Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,125,810
Total			6,721,132
Total Municipal Bonds (Cost $88,305,065)			95,390,257

Money Market Funds 1.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(d)	229,715	229,692
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(d)	1,657,774	1,657,774
Total Money Market Funds (Cost $1,887,489)		1,887,466
Total Investments in Securities (Cost: $90,192,554)		97,277,723
Other Assets & Liabilities, Net		940,734
Net Assets		98,218,457
Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2021, the total value of these securities amounted to $957,990, which represents 0.98% of total net assets.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $2,032,759, which represents 2.07% of total net assets.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2021

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